FAIR VALUE MEASUREMENTS - Narratives (Details) $ in Thousands	Dec. 31, 2022 USD ($) $ / shares	Jun. 14, 2022 USD ($) shares	Jun. 13, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $	$ 338			$ 0
Measurement Input, Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input | $ / shares	0.0211
Estimate of Fair Value Measurement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $	$ 300
Redeemable Warrants | Class A common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares		10,000,000	10,000,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.5
Number of shares issuable per each warrant (in shares) | shares		1
Warrants and rights outstanding | $		$ 6,000	$ 10,000
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares		6,000,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.5